Debt With Related Parties - Disclosure of Balances With Related Parties (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current Liabilities
Other bonuses payable	$ 102,988	$ 58,702
Total	$ 102,988	$ 58,702